Reinsurance	12 Months Ended
Dec. 31, 2013
Reinsurance
(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$1,015	$890	$832
Assumed from other companies	—	—	—
Ceded to other companies	(291)	(255)	(301)

Net	$724	$635	$531

Life, accident and health insurance in force
Direct	$228,095	$216,002	$209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)

Net	$169,791	$156,112	$149,238

Total amounts recoverable under reinsurance contracts totaled $675 million, $684 million and $704 million as of December 31, 2013, 2012 and 2011, respectively.